Fair Values Of Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 ARS ($)
Fair Value Of Financial Instruments [Line Items]
Transfers From Level 1 To Level 2	$ 0